Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Apr. 30, 2018	Apr. 30, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 81,813	$ 55,296
Allowance for loan losses	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock, stated value per share	$ 0.01	$ 0.01
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	246,198,878	246,198,878
Treasury Stock, Shares	36,944,789	39,027,573
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	500,000.0	500,000.0